Shareholder Report	6 Months Ended
Aug. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust IV
Entity Central Index Key	0001644419
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000254728
Shareholder Report [Line Items]
Fund Name	FM Compounders Equity ETF
Trading Symbol	FMCE
Security Exchange Name	NYSEArca
Additional Information Phone Number	1-888-530-2448
Additional Information Website	https://fmexcelsioretfs.com/fmce/details/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FM Compounders Equity ETF	$37	0.70%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.70%	[1]
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

For the six months ended August 31, 2026, the FM Compounders Equity ETF (“FMCE”) returned 10.22% vs 7.97% for the S&P 500 Equal Weight Index. FMCE’s outperformance during the period was driven largely by its exposure to semi-conductors relative to the benchmark.

The largest contributors to FMCE's performance in the period (enumerated with return contribution) were: INTC +5.49%, MSFT +1.31%, PSX +1.25%, KKR +1.11% and UNH +0.97%. The largest performance detractors in the period were: HONA -1.35%, WOLF -1.19%, BSX -1.02%, AZO -0.62%, and BL -0.46%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	FM Compounders Equity ETF - NAV	S&P 500® Equal Weight Index
11/08/24	$10,000	$10,000
11/30/24	$10,304	$10,195
02/28/25	$10,274	$9,831
05/31/25	$10,322	$9,685
08/31/25	$10,729	$10,387
11/30/25	$10,833	$10,601
02/28/26	$10,831	$11,400
05/31/26	$11,600	$11,664
08/31/26	$11,937	$12,309

Average Annual Return [Table Text Block]
Table Summary
	6 Months	1 Year	Since Inception (November 8, 2024)
FM Compounders Equity ETF - NAV	10.22%	11.26%	10.27%
S&P 500® Equal Weight Index	7.97%	18.50%	12.16%

Performance Inception Date	Nov. 08, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 69,405,829
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 233,136
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$69,405,829
Number of Portfolio Holdings	31
Advisory Fee	$233,136
Portfolio Turnover	30%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	84.3%
Money Market Funds	15.7%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	0.0%Footnote Reference*
Consumer Staples	2.3%
Materials	2.4%
Energy	3.1%
Health Care	4.1%
Consumer Discretionary	4.3%
Communications	6.9%
Industrials	13.1%
Financials	15.0%
Money Market Funds	15.7%
Technology	33.1%
Footnote	Description
Footnote*	Percentage rounds to greater than (0.1%)

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Goldman Sachs Financial Square Government Fund, Institutional Shares	15.7%
Microsoft Corporation	5.9%
KKR & Company, Inc.	5.8%
Visa, Inc., Class A	4.9%
GE Aerospace Company	4.5%
Amazon.com, Inc.	4.3%
Berkshire Hathaway, Inc., Class B	4.2%
Intel Corporation	4.2%
Thermo Fisher Scientific, Inc.	4.1%
Honeywell Aerospace Inc.	3.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended August 31, 2026.
C000232649
Shareholder Report [Line Items]
Fund Name	FM Focus Equity ETF
Trading Symbol	FMCX
Security Exchange Name	NYSEArca
Additional Information Phone Number	1-888-530-2448
Additional Information Website	https://fmexcelsioretfs.com/fmcx/details/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FM Focus Equity ETF	$37	0.70%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.70%	[2]
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

For the six months ended August 31, 2026, the FM Focus Equity ETF (“FMCX”) returned 9.37% vs. 12.37% for the S&P 500 TR Index. FMCX underperformed during the period due to a lower aggregate exposure to semi-conductors relative to the benchmark.

The largest contributors to FMCX's performance in the period (enumerated with return contribution) were: INTC +4.65%, MSFT +1.71%, KKR +1.23% and CRM +1.05%. The largest performance detractors in the period were: HONA -1.35%, WOLF -1.20%, BSX -1.02%, AZO -0.62%, and BL -0.47%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	FM Focus Equity ETF - NAV	S&P 500® Index
04/22/22	$10,000	$10,000
08/31/22	$9,224	$9,316
02/28/23	$9,266	$9,433
08/31/23	$10,167	$10,801
02/29/24	$11,513	$12,306
08/31/24	$12,440	$13,732
02/28/25	$13,075	$14,571
08/31/25	$14,233	$15,913
02/28/26	$14,202	$17,046
08/31/26	$15,533	$19,156

Average Annual Return [Table Text Block]
Table Summary
	6 Months	1 Year	Since Inception (April 22, 2022)
FM Focus Equity ETF - NAV	9.37%	9.14%	10.63%
S&P 500® Index	12.37%	20.38%	16.08%

Performance Inception Date	Apr. 22, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 119,179,097
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 402,745
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$119,179,097
Number of Portfolio Holdings	31
Advisory Fee	$402,745
Portfolio Turnover	24%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	88.0%
Money Market Funds	12.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	0.0%Footnote Reference*
Materials	3.2%
Health Care	4.1%
Consumer Discretionary	8.2%
Communications	8.5%
Money Market Funds	12.0%
Financials	13.2%
Industrials	14.6%
Technology	36.2%
Footnote	Description
Footnote*	Percentage rounds to greater than (0.1%)

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Goldman Sachs Financial Square Government Fund, Institutional Shares	12.0%
Microsoft Corporation	7.4%
KKR & Company, Inc.	5.9%
GE Aerospace Company	5.8%
Amazon.com, Inc.	4.6%
Salesforce, Inc.	4.5%
Berkshire Hathaway, Inc., Class A	4.4%
Intel Corporation	4.2%
Thermo Fisher Scientific, Inc.	4.1%
Honeywell Aerospace Inc.	3.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended August 31, 2026.

[1]	Annualized
[2]	Annualized